Equity - Share premium (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Share premium	$ 183,430	$ 183,430	$ 183,430	$ 183,430